N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Variable Account AA
Entity Central Index Key	0001932768
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000247535 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract for up to 10 years following your last contribution, or during the first ten participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, negative market value adjustment, and/or if you have to pay taxes or tax penalties.

There is an interim value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $
10
0,000 of your investment. This loss
may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges, interim value adjustments and market value adjustments, you may also be charged for other transactions including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges under the contracts” in “Charges, expenses , and Adjustments” in the prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
if you have elected the PIB.
Although we do not charge you a direct fee to invest in the Segments under the SIO, there is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer.
The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract (1)	0.25%	1.20%
Portfolio Company fees and expenses (2)	0.55%	2.85%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges, interim value adjustments and market value adjustments that substantially increase costs
(the Segment Interim Value adjustment is zero for both the highest and lowest annual cost).

Lowest Annual Cost $910	Highest Annual Cost $3,489
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit option) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract for up to 10 years following your last contribution, or during the first ten participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, negative market value adjustment, and/or if you have to pay taxes or tax penalties.

There is an interim value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $
10
0,000 of your investment. This loss
may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date.

If amounts are removed from a fixed maturity option before the maturity date, there will be a market value adjustment which could greatly reduce the value in your fixed maturity option theoretically by up to 100% in extreme situations. For example, if you allocate $100,000 to a fixed maturity option and later withdraw the entire amount before the maturity date, you could lose up to $100,000 of your investment. This loss may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Surrender Charge Phaseout Period, Years | yr	0.10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges, interim value adjustments and market value adjustments, you may also be charged for other transactions including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges under the contracts” in “Charges, expenses , and Adjustments” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
if you have elected the PIB.
Although we do not charge you a direct fee to invest in the Segments under the SIO, there is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer.
The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract (1)	0.25%	1.20%
Portfolio Company fees and expenses (2)	0.55%	2.85%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges, interim value adjustments and market value adjustments that substantially increase costs
(the Segment Interim Value adjustment is zero for both the highest and lowest annual cost).

Lowest Annual Cost $910	Highest Annual Cost $3,489
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit option) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.20%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.85%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	1.00%	[3]
Optional Benefits Footnotes [Text Block]	Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $910	Highest Annual Cost $3,489
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit option) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 910
Highest Annual Cost [Dollars]	$ 3,489
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10%
Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We do not guarantee that the contract will always offer Segments that limit Index losses, which would mean risk of loss of the entire amount invested in the SIO. The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO or a fixed maturity option prior to maturity may result in an interim value adjustment or market value adjustment, respectively. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Likewise, amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the

Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST® contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and fixed maturity options, has its own unique risks. You should review the investment options before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result in you earning less than the Index Return.

The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options”, “Risks associated with the Structured Investment Option,” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, fixed maturity options, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Personal Income Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the DCA program. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.
We determine the Performance Cap Rate for each SIO Segment on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions.

You cannot transfer out of an SIO Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST
®
contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

We may not offer new SIO Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date. We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the restrictions on investment options, see “Portfolios of the Trusts,” “Structured Investment Options”, “Guaranteed Interest Option” and “Fixed maturity options” in “Purchasing the Contract” and “Transferring your money among investment options” in the prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have funded the Personal Income Benefit (which is also known as the optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or may terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can contribute to your certificate” in ‘Purchasing the Contract” in the prospectus. See also “Personal Income Benefit”, ”Death benefits” and “Optional Semester Strategies program” in “Other Benefits” in “Benefits available under the contract” in the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the certificate. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn) (1)	6.00%
Net Loan Interest Charge (2)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments ” in the prospectus. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the certificate before the expiration of a specified period.

Adjustments
SIO Segment Maximum Potential Loss Due to Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)
Fixed Maturity Option Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Fixed Maturity Option) (3)	100%

(1)
We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

(3)
A market value adjustment will apply to withdrawals, transfers, surrender of your contract, or when we make deductions for charges from a fixed maturity option before the maturity date. The actual amount of the Market Value Adjustment is determined by a formula that depends on, among other things, the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and the length of time remaining until the maturity date. It is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. In general, the maximum loss would occur if there is a total distribution for a fixed maturity option a significant time prior to the maturity date and interest rates have risen dramatically from the time that you originally allocate an amount to the fixed maturity option to the time that you take the withdrawal. See “Fixed maturity options” under “Purchasing the contract” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options) (3)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (as a percentage of your Personal Income Benefit account value)	1.00%
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. The annual administrative charge is deducted from your account value on each participation date anniversary. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)	The current range for the Base Contract Expenses is 0.25% to 1.20%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) **	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO or the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,842	$18,804	$27,873	$46,244	$4,410	$13,308	$22,312	$45,289

Transaction Expenses [Table Text Block]
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the certificate. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn) (1)	6.00%
Net Loan Interest Charge (2)	2.00%
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments ” in the prospectus. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.

(2)
In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[4]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments ” in the prospectus. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[5]
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
Other Transaction Fee, Current [Dollars]	$ 90	[6]
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as an percentage of daily net assets in the variable investment options) (3)	1.20%
Optional Benefits Expenses
Personal Income Benefit charge (as a percentage of your Personal Income Benefit account value)	1.00%
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. The annual administrative charge is deducted from your account value on each participation date anniversary. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(3)	The current range for the Base Contract Expenses is 0.25% to 1.20%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

Administrative Expense, Current [Dollars]	$ 65	[7],[8]
Administrative Expense, Footnotes [Text Block]
(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. The annual administrative charge is deducted from your account value on each participation date anniversary. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

Base Contract Expense (of Average Account Value), Current [Percent]	1.20%	[9]
Base Contract Expense, Footnotes [Text Block]	The current range for the Base Contract Expenses is 0.25% to 1.20%.
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) **	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO or the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,842	$18,804	$27,873	$46,244	$4,410	$13,308	$22,312	$45,289

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,842
Surrender Expense, 3 Years, Maximum [Dollars]	18,804
Surrender Expense, 5 Years, Maximum [Dollars]	27,873
Surrender Expense, 10 Years, Maximum [Dollars]	$ 46,244
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO or the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,842	$18,804	$27,873	$46,244	$4,410	$13,308	$22,312	$45,289

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,842
Annuitized Expense, 3 Years, Maximum [Dollars]	18,804
Annuitized Expense, 5 Years, Maximum [Dollars]	27,873
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 46,244
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments or market value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO or the fixed maturity options.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,842	$18,804	$27,873	$46,244	$4,410	$13,308	$22,312	$45,289

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,410
No Surrender Expense, 3 Years, Maximum [Dollars]	13,308
No Surrender Expense, 5 Years, Maximum [Dollars]	22,312
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,289
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a
-20%
Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.

Limiting Positive Returns (Performance Cap Rates)

•
Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•
We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying

Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively.
We will not open a Segment
with a Performance Cap Rate below the applicable minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•	The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in Appendix: “Segment Interim Value”. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•
You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•
The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

•
In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•
S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000
®
Price Return Index: The Russell 2000
®
Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•	MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.
Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.
•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.
•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.
•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.
If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.
Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.
Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see
Risks associated with the Structured Investment Option (SIO)
), negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)
•  Available only at contract purchase

•  Restricted to owners between the ages of 45 and 85

•  You may not cancel once you elect this benefit

•  Withdrawals could significantly reduce or terminate benefit

•  If elected, you will not get the standard Death benefit

(1)	Expressed as a percentage of your account value.

Living benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of your PIB account value.

Other benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced.
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Death benefits

About Death benefits

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value (less any outstanding loan balance and accrued interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. Amounts withdrawn from any Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation. For more information, see “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this prospectus. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance and accrued interest. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance and accrued interest) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income
Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.
Enhanced Death Benefit

For an additional annual fee you may elect the enhanced death benefit. The current charge for this benefit is 0.15% of account value.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST
®
Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)
your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued interest); and

(b)	the enhanced death benefit (less any outstanding loan balance and accrued interest) as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will decrease on a proportional basis your enhanced death benefit on the date you take the withdrawal. Appendix: “Death benefit example” in this prospectus provides an example of how the enhanced death benefit is calculated.

Effect of your death on the Structured Investment Option

Once we have received notice of your death and until the death benefit is processed, we will not make any transfers from the Segment Holding Account to a Segment. Amounts in the Segment Holding Account will be defaulted into the EQ/Money Market variable investment option on the next scheduled Segment Maturity Date. If Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

How withdrawals affect the standard death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 – $16,000). As this example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal.

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after the applicable RMD age (as described under “Tax Information” later in this prospectus) for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your enhanced death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see “Tax information” in this prospectus.

Payment of death benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force.
The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” in this prospectus. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “What are the required minimum distribution payments after you die?” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.

Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.
•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

•
Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum. The subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable. See “Tax information” in this prospectus.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

How the Structured Investment Option affects the Beneficiary continuation option

Under the Beneficiary continuation option, if you have any account value in a Segment or Segment Holding Account:

•	The transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary is subject to the “10-year rule,” amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the tenth anniversary of your death.

•	If there is more than one beneficiary, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will continue for each beneficiary.

•	An eligible designated beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option. For more information, please see “Required minimum distributions” under “Tax Information” in this prospectus.

Personal Income Benefit on a Single life basis.
If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit
on a Joint life basis
. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•	elect to continue the certificate under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you die before the applicable RMD age (as described under “Tax Information” in this prospectus), your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached the applicable RMD age. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.
•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” under “Personal Income Benefit” in “Purchasing the Contract” and “Benefits available under the contract” in this prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•	If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•	If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

•	If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•	If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the

Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•	Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

Living benefits

Personal Income Benefit

(Only available for contracts issued before November 10, 2023)

This section describes the Personal Income Benefit. The current charge for this benefit is 1.00%. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix: “State contract availability and/or variations of certain features and benefits” in this prospectus for more information on state availability and/or variations of certain features and benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. This benefit provides a minimum guarantee that may never come into effect. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” later in “Charges, expenses, and adjustments.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See “Personal Income Benefit variable investment options” in the Appendix: “Investment options available under the contract”.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•	any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST
®
Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•
Ten-Year
Treasuries Formula Rate
. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%.
In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.
The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST
®
Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income

Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution or Transfer	GWR or GTWR (**)	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary — December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

Date	Transfer	GTWR (*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000

Date	Contribution	GWR (*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value (**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)
The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59
1
⁄
2
and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers’ plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and the Company. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.
Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59
1
⁄
2
and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 ½	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST
®
Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime minimum distribution withdrawals” in “Accessing your money” in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” in this prospectus.

Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;
•	your Guaranteed Annual Withdrawal Amount is $450;

•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.

•	If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•	Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•	Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges, expenses, and adjustments” in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1 ⁄ 2 . See “Tax information” in this prospectus.

•	All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect the standard death benefit and the enhanced death benefit” in this prospectus.

•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•	If you surrender your certificate to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•	If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•	If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•	If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•	We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

Other Benefits

Investment simplifier

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.
•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

•	Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

For certificates with outstanding loans only,
on any rebalancing date where the amount to be transferred from the guaranteed interest option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See “Loans” in “Accessing your money” in this prospectus.)

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The investment advisor will have an advisory relationship with contract owners who participate in the Program. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract”. To see if the Program is available in your state and your Employer’s Plan, please contact your financial professional and/or see Appendix: “State contract availability and/or variations of certain features and benefits” in this prospectus. SWBC’s Form ADV is provided at enrollment and is also available upon request and on SWBC’s website.

SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based on two main criteria: time horizon and risk tolerance. First, they will determine the age you plan to retire (the “Planned Retirement Age”), which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. SWBC’s Programs generally offers Model Portfolios with five different time horizons, which are named accordingly:

•	16+ years to retirement

•	11-15 years to retirement
•	6-10 years to retirement

•	1-5 years to retirement

•	Post-retirement

You can generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

Next, SWBC will consider your “risk tolerance”. Together, you will determine if you want more or less exposure to equities. The Program currently offers the above Model Portfolios using two different strategies. Based on your risk tolerance, you can choose:

•
Semester Strategies
has more exposure to equities. Semester Strategies allocates approximately 20% of your assets into multiple 1-year Standard Segments and the remaining assets into fixed income and equity variable investment options (shifting from more equities to more fixed income as you glide between models as you approach retirement).

•
Semester Strategies Plus
has less exposure to equities. Semester Strategies Plus initially allocates a higher percentage of your assets into multiple 1-year Standard Segments than Semester Strategies (gradually increasing the allocation to 1-year Standard Segments) and the remaining assets into fixed income and equity variable investment options (shifting from more equities, but less than Semester Strategies, to more fixed income as you glide between models as you approach retirement).

You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies.

The Model Portfolios may have limited investment options which may be more conservative than other investment options which may limit the upside potential for your contract. There is a risk of loss in all the Model Portfolios.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments. If an investment option in a Model Portfolio terminates, liquidates, merges, or closes to new investors, SWBC will determine what course of action to take and will update the Model Portfolio’s allocations as necessary.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations. SWBC may also terminate a Model Portfolio and assign you to a new Model Portfolio. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract” in this prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you request to change your future allocation instructions or make a transfer from one investment option to another, your partic-
ipation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. If the Program terminates you will remain in your existing investment options until you provide us with new instructions. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your certificate.

•	If you are currently invested in the Personal Income Benefit, you are not eligible to participate in the Program at this time.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio allocations at certain points in time if you have account value in Segments.

For additional information or to enroll in the Program, contact your financial professional or one of our customer service representatives. The Program may not be available to all plans, all contracts, all certificates, in all states or through all financial intermediaries.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)
•  Available only at contract purchase

•  Restricted to owners between the ages of 45 and 85

•  You may not cancel once you elect this benefit

•  Withdrawals could significantly reduce or terminate benefit

•  If elected, you will not get the standard Death benefit

(1)	Expressed as a percentage of your account value.

Living benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of your PIB account value.

Other benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced.
Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants	Optional	2%; calculated as a percentage of the outstanding loan amount		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA

(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

(a)	Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146654. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	% ^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	% ^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	% ^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32	% ^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	% ^	7.56%	3.72%	4.33%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20	% ^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	% ^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	% ^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	% ^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	% ^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95	% ^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	% ^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07	% ^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	% ^	23.07%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	% ^	4.61%	1.71%	2.35%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	% ^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62	% ^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	% ^	-0.73%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	% ^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	% ^	24.33%	13.90%	12.45%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87	% ^	24.51%	15.35%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06	% ^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	% ^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	% ^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62	% ^	2.46%	0.05%	0.64%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	% ^	4.82%	4.85%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	% ^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	% ^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	% ^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	% ^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	% ^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	% ^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	% ^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	% ^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	% ^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	% ^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.91%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	% ^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57	% ^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81	% ^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.79%	-0.23%	0.72%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	% ^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	% ^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	% ^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	% ^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.85%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	% ^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	% ^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	% ^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	% ^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	% ^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146654. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to
	EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	% ^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	% ^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	% ^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32	% ^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02	% ^	7.56%	3.72%	4.33%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20	% ^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85	% ^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	% ^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	% ^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	% ^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95	% ^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	% ^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07	% ^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	% ^	23.07%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00	% ^	4.61%	1.71%	2.35%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85	% ^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62	% ^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	% ^	-0.73%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	% ^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	% ^	24.33%	13.90%	12.45%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87	% ^	24.51%	15.35%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06	% ^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10	% ^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	% ^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62	% ^	2.46%	0.05%	0.64%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72	% ^	4.82%	4.85%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	% ^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	% ^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	% ^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35	% ^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	% ^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	% ^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	% ^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	% ^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	% ^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64	% ^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.91%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	% ^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57	% ^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81	% ^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.79%	-0.23%	0.72%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19	% ^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	% ^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15	% ^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10	% ^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.85%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	% ^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	% ^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10	% ^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10	% ^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10	% ^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%		1.50%	0.20%	1.68%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%		15.23%	8.15%	9.21%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Invesco Global Real Assets
1290 VT GAMCO Mergers & Acquisitions	EQ/Janus Enterprise
1290 VT GAMCO Small Company Value	EQ/JPMorgan Value Opportunities
1290 VT Small Cap Value	EQ/Large Cap Core Managed Volatility
1290 VT SmartBeta Equity ESG	EQ/Large Cap Growth Index
1290 VT Socially Responsible	EQ/Large Cap Growth Managed Volatility
EQ/2000 Managed Volatility	EQ/Large Cap Value Index
EQ/400 Managed Volatility	EQ/Large Cap Value Managed Volatility
EQ/500 Managed Volatility	EQ/Lazard Emerging Markets Equity
EQ/AB Dynamic Moderate Growth	EQ/Loomis Sayles Growth
EQ/AB Small Cap Growth	EQ/MFS International Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS International Intrinsic Value
EQ/Aggressive Growth Strategy	EQ/MFS Mid Cap Focused Growth
EQ/All Asset Growth Allocation	EQ/MFS Technology
EQ/American Century Mid Cap Value	EQ/MFS Utilities Series
EQ/Balanced Strategy	EQ/Mid Cap Index
EQ/Capital Group Research	EQ/Mid Cap Value Managed Volatility
EQ/ClearBridge Large Cap Growth ESG	EQ/Moderate Growth Strategy
EQ/ClearBridge Select Equity Managed Volatility	EQ/Morgan Stanley Small Cap Growth
EQ/Common Stock Index	EQ/Small Company Index
EQ/Conservative Growth Strategy	EQ/T. Rowe Price Growth Stock
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Invesco V.I. Main Street Mid Cap Fund ®
EQ/Goldman Sachs Mid Cap Value	Invesco V.I. Small Cap Equity Fund
EQ/International Core Managed Volatility	MFS ® Investors Trust Series
EQ/International Equity Index	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/International Managed Volatility	Multimanager Aggressive Equity
EQ/International Value Managed Volatility	Multimanager Technology
EQ/Invesco Comstock	VanEck VIP Global Resources Fund
EQ/Invesco Global

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Global Real Return
1290 VT DoubleLine Opportunistic Bond	EQ/PIMCO Ultra Short Bond
1290 VT High Yield Bond	EQ/Quality Bond PLUS
American Funds Insurance Series ® The Bond Fund of America	Fidelity ® VIP Investment Grade Bond Portfolio
EQ/Core Bond Index	Invesco V.I. High Yield Fund
EQ/Intermediate Government Bond	Macquarie VIP High Income Series
EQ/Money Market	Multimanager Core Bond
Personal Income
Benefit variable investment options are limited to those listed below.

(The Personal Income Benefit is only available for contracts issued before November 10, 2023)

For allocations to your Personal Income Benefit account value	For allocations to your Non-Personal Income Benefit account value
Personal Income Benefit EQ/Balanced Strategy	EQ/Balanced Strategy
Personal Income Benefit EQ/Conservative Growth Strategy	EQ/Conservative Growth Strategy
Personal Income Benefit EQ/Conservative Strategy	EQ/Conservative Strategy
Personal Income Benefit EQ/Moderate Growth Strategy	EQ/Moderate Growth Strategy
Personal Income Benefit EQ/AB Dynamic Moderate Growth	EQ/AB Dynamic Moderate Growth

C000247535 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10%
Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We do not guarantee that the contract will always offer Segments that limit Index losses, which would mean risk of loss of the entire amount invested in the SIO. The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247535 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO or a fixed maturity option prior to maturity may result in an interim value adjustment or market value adjustment, respectively. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Likewise, amounts removed from a fixed maturity option will not receive credited interest, and may result in a negative market value adjustment which could be significantly greater than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the
Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST® contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

C000247535 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and fixed maturity options, has its own unique risks. You should review the investment options before making an investment decision.

For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result in you earning less than the Index Return.

The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed.

Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options”, “Risks associated with the Structured Investment Option,” and “Risks associated with the fixed maturity options” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

C000247535 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, fixed maturity options, SIO and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the SIO and fixed maturity options. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247535 [Member] | Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247535 [Member] | Risk associated with taking an early withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.
Withdrawals could significantly reduce the minimum death benefit by an amount greater than the value withdrawn.
Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see
Risks associated with the Structured Investment Option (SIO)
), negative Market Value Adjustments (see
Risks associated with the Fixed Maturity Options
), loss of interest and the possibility of adverse tax consequences.

C000247535 [Member] | Possible Fees On Access To Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247535 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000247535 [Member] | Risks Associated With Taking A Loan [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000247535 [Member] | Risks Associated With The Structured Investment Option (SIO) [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal and previously credited interest despite limits on negative index returns because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a
-20%
Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.

Limiting Positive Returns (Performance Cap Rates)

•
Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, if applicable, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•
We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate, if applicable, may limit your participation in any increases in the underlying

Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively.
We will not open a Segment
with a Performance Cap Rate below the applicable minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•	The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

C000247535 [Member] | Risks Related To Withdrawals (Segment Interim Value) [Member]
Prospectus:
Principal Risk [Text Block]
Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in Appendix: “Segment Interim Value”. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•
You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•
The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

•
In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether this product is suitable for you.

Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•
S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000
®
Price Return Index: The Russell 2000
®
Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.
•	MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

C000247535 [Member] | Risks Associated with the Fixed Maturity Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with the Fixed Maturity Options

An allocation to a fixed maturity option has various risks associated with it.
Please be aware that a market value adjustment could result in a significant loss of principal and previously credited interest. In certain extreme circumstances, it is theoretically possible to lose 100% of your investment. Specifically:

•	If you make any withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment. The market value adjustment may be negative.
•	If there is a market value adjustment and interest rates have increased from the time that you originally allocated to a fixed maturity option to the time that you take the withdrawal (including transfers, surrender or termination of your contract, or when we make deductions for charges), the market value adjustment will be negative and will reduce your value in the fixed maturity option.
•	The amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option’s maturity date.
•	Therefore, it is possible that a negative market value adjustment could greatly reduce your value in the fixed maturity options, particularly in fixed maturity options with later maturity dates.
If we deduct all or a portion of a fee or charge from a fixed maturity option, a market value adjustment will apply to that deduction from the fixed maturity option. If the market value adjustment is negative, it will reduce your value in the fixed maturity option.

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract and fixed maturity option. An owner should look to the financial strength of the Company for its claims-paying ability.

C000247535 [Member] | Contract Changes Risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247535 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247535 [Member] | Business disruption cybersecurity and artificial intelligence AI technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247535 [Member] | One Thousand Two Hundred And Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT Double line Opportunistic Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	7.34%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.32%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	4.09%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.75%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	9.53%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247535 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247535 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247535 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247535 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.78%
C000247535 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000247535 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247535 [Member] | EQ AB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000247535 [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247535 [Member] | EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000247535 [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247535 [Member] | EQ Capital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	29.87%
Average Annual Total Returns, 5 Years [Percent]	14.44%
Average Annual Total Returns, 10 Years [Percent]	13.15%
C000247535 [Member] | EQ ClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.79%
Average Annual Total Returns, 5 Years [Percent]	14.86%
Average Annual Total Returns, 10 Years [Percent]	12.93%
C000247535 [Member] | EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247535 [Member] | EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.07%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247535 [Member] | EQ Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000247535 [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
C000247535 [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.33%
C000247535 [Member] | EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000247535 [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247535 [Member] | EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.73%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000247535 [Member] | EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	2.60%
C000247535 [Member] | EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.33%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	12.45%
C000247535 [Member] | EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.51%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247535 [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247535 [Member] | EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.46%
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.64%
C000247535 [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247535 [Member] | EQ International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247535 [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.24%
C000247535 [Member] | EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247535 [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000247535 [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000247535 [Member] | EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247535 [Member] | EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.78%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
C000247535 [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	10.23%
C000247535 [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247535 [Member] | EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247535 [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247535 [Member] | EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247535 [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247535 [Member] | EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.74%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	15.71%
C000247535 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000247535 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	17.42%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247535 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247535 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.91%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000247535 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.91%
C000247535 [Member] | EQ Moderate Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000247535 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247535 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	11.47%
C000247535 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000247535 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.85%
C000247535 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.79%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	0.72%
C000247535 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247535 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000247535 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.25%
C000247535 [Member] | Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	30.85%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	14.38%
C000247535 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
C000247535 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247535 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000247535 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.88%
C000247535 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000247535 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000247535 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247535 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
C000247535 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000247535 [Member] | Invesco VI High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	3.55%
C000247535 [Member] | Invesco VI Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund ®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247535 [Member] | Invesco VI Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000247535 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000247535 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000247535 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000247535 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000247535 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000247535 [Member] | Annual Portfolio Expenses Prior To Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%
Portfolio Company Expenses Maximum [Percent]	2.85%
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
C000247535 [Member] | Annual Portfolio Expenses After Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%
Portfolio Company Expenses Maximum [Percent]	2.57%
Portfolio Company Expenses, Footnotes [Text Block]	Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
C000247535 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit
Guaranteed Minimum Death Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death benefit
C000247535 [Member] | Enhanced Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[13],[14]
Name of Benefit [Text Block]	Enhanced death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your highest adjusted account value on specified anniversaries.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[13],[14]
Brief Restrictions / Limitations [Text Block]
•  Available only at contract purchase

•  Restricted to owners between the ages of 45 and 85

•  You may not cancel once you elect this benefit

•  Withdrawals could significantly reduce or terminate benefit

•  If elected, you will not get the standard Death benefit

Name of Benefit [Text Block]	Enhanced death benefit
C000247535 [Member] | Personal Income Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[15]
Name of Benefit [Text Block]	Personal Income Benefit (PIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[15]
Brief Restrictions / Limitations [Text Block]
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

Name of Benefit [Text Block]	Personal Income Benefit (PIB)
C000247535 [Member] | Personal Income Benefit [Member] | Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Personal Income Benefit [Member] | Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Personal Income Benefit [Member] | Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Personal Income Benefit [Member] | Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Personal Income Benefit [Member] | Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Rebalancing Option I and Option II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[16],[17]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Dollar Cost Averaging • Account value in the Personal Income Benefit account cannot be rebalanced.
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[16],[17]
C000247535 [Member] | Special Dollar Cost Averaging And Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging and Investment Simplifier
C000247535 [Member] | Semester Strategies Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Semester Strategies program
Purpose of Benefit [Text Block]	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]	Semester Strategies program
C000247535 [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to plan participants
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ AB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Capital Group Research [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ ClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ International Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Invesco VI Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | Invesco VI Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options A [Member] | EQ T Rowe Price Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT Double line Opportunistic Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | Invesco VI High Yield Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Investments Options B [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Non Personal Income Benefit [Member] | Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Non Personal Income Benefit [Member] | Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Non Personal Income Benefit [Member] | Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Non Personal Income Benefit [Member] | Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Non Personal Income Benefit [Member] | Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247535 [Member] | Net Loan Interest Charge [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	2.00%	[18]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
C000247536 [Member]
Prospectus:
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 10 years following your last contribution, or during the first five participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn as set forth in the contract and participation certificate. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is an interim value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $
10
0,000 of your investment. This loss
may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Are There Transaction Charges?
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” later in the prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
based on the options you have elected.
Although we do not charge you a direct fee to invest in the Segments under the SIO, there is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.00%	1.15%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and interim value adjustments that substantially increase costs (the Segment Interim Value adjustment is zero for both the highest and lowest annual cost).

Lowest Annual Cost $ 678	Highest Annual Cost $ 3,455

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract within 10 years following your last contribution, or during the first five participation years depending on your plan, you will be assessed a withdrawal charge of up to 6% of account value withdrawn or contributions withdrawn as set forth in the contract and participation certificate. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative interim value adjustment, taxes, or tax penalties.

There is an interim value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a Segment with a 3-year Segment Duration and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $
10
0,000 of your investment. This loss
may
be greater if you also have to pay a withdrawal charge, taxes and tax penalties. We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date.

For additional information about the charges for surrenders and early withdrawals see “Withdrawal charge” in “Charges under the contracts” under “Charges, expenses, and adjustments” in the prospectus.

Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Yes.
In addition to withdrawal charges and interim value adjustments, you may also be charged for other transactions including loans and for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, or third-party transfers or exchanges.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, expenses, and adjustments” later in the prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year
, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page of your certificate for information about the specific fees you will pay each year
based on the options you have elected.
Although we do not charge you a direct fee to invest in the Segments under the SIO, there is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

	Annual Fee	Minimum	Maximum
	Base Contract (1)	0.00%	1.15%
	Portfolio Company fees and expenses (2)	0.55%	2.85%
	Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	0.15%	1.00%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.
(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
(3)  Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and interim value adjustments that substantially increase costs (the Segment Interim Value adjustment is zero for both the highest and lowest annual cost).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.00%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.15%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.55%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.85%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
Optional Benefits Minimum [Percent]	0.15%	[3]
Optional Benefits Maximum [Percent]	1.00%	[3]
Optional Benefits Footnotes [Text Block]	Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $ 678	Highest Annual Cost $ 3,455

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits (Personal Income Benefit and Enhanced death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals
•   No contract adjustments

For additional information about ongoing fees and expenses see “Fee table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 678
Highest Annual Cost [Dollars]	$ 3,455
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We do not guarantee that the contract will always offer Segments that limit Index losses, which would mean risk of loss of the entire amount invested in the SIO. The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in the prospectus.

Is This a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

What are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options before making an investment decision. For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result
in you earning less than the Index Return.
The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed. Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Personal Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring the account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with the Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the prospectus for more information.

For more information see “About the Separate Account” in “More information” in the prospectus.

You must choose one of the two investment methods: 1) Maximum investment option choice, or 2) Maximum transfer flexibility. For more information please see “Selecting your investment method” in the prospectus.

We determine the Performance Cap Rate for each SIO Segment on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions.

You cannot transfer out of an SIO Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST
®
contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.
We may not offer new SIO Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date. We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the restrictions on investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trusts”, “Guaranteed interest option” and “Structured Investment Options” in “Purchasing the Contract” and “Transferring your money among investment options” in the prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have funded the Personal Income Benefit (which is also known as the optional benefit) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Automated transfer programs, including dollar cost averaging and asset rebalancing, are not available if you elect Semester Strategies.

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the prospectus. See also “Personal Income Benefit”, ”Death benefits”, and “Optional Semester Strategies program” in “Other Benefits” in “Benefits available under the contract” in the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a funding vehicle for employers’ Internal Revenue Code 403(b) plans: a 403(b) TSA annuity contract or 403(b)(7) custodial account and Internal Revenue Code Section 457(b) employee deferred compensation (“EDC”) plans. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, expenses, and adjustments” in the prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the certificate. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have selected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix: “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

(2)
$25 maximum per loan when a loan is made, plus an additional $6.25 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the certificate before the expiration of a specified period.

Adjustments
SIO Segment Maximum Potential Loss Due to Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not inc
lu
ding Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.15% (3)
Optional Benefits Expenses
Personal Income Benefit charge (as a percentage of your Personal Income Benefit account value) (4)	1.00%
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%
Loan Administration (5)	$25

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(3)	The current range for the Base Contract Expenses is 0% to 1.15%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

In addition to the fees described above, we limit the amount you can earn on a Segment of the SIO. This means your returns may be lo we
r than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum

Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)**	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income Benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,792	$18,661	$27,645	$45,816	$4,358	$13,157	$22,069	$44,857

Transaction Expenses [Table Text Block]
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, surrendering, or making withdrawals from an investment option or from the certificate. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have selected.

The first table describes fees and expenses that you will pay at the time that you buy the contract, surrender the contract, make certain withdrawals from an investment option or from the certificate, or transfer account value between investment options. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of contributions withdrawn) (1)	6.00%
Plan Loan Charge (2)	$25
Transfer Fee	None
Third Party Transfer or Exchange Fee (3)	$65
Special Service Charges (4)	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix: “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.

(2)
$25 maximum per loan when a loan is made, plus an additional $6.25 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
(4)
Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.

(5)
The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the account value is removed from an investment option or from the certificate before the expiration of a specified period.

Adjustments
SIO Segment Maximum Potential Loss Due to Interim Value adjustment (as a percentage of Account value invested in the Segment on the Segment Start Date) (1)	100% (2)

(1)
We use the Segment Interim Values for your Segments of the SIO if you make any withdrawals (including surrender or termination of your contract, or when we make deductions for charges, or if you take a loan) or upon payment of a death benefit from a Segment on any date prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” under “Purchasing the contract” for more information.

(2)
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[19]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix: “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.
Exchange Fee, Current [Dollars]	$ 65	[5]
Other Transaction Fee, Current [Dollars]	$ 25	[20]
Other Transaction Fee, Current [Percent]	90.00%	[21]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not inc
lu
ding Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Annual Administrative Charge (1)	$65 (2)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.15% (3)
Optional Benefits Expenses
Personal Income Benefit charge (as a percentage of your Personal Income Benefit account value) (4)	1.00%
Enhanced death benefit charge (as a percentage of your account value) (4)	0.15%
Loan Administration (5)	$25

(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(3)	The current range for the Base Contract Expenses is 0% to 1.15%.
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

Administrative Expense, Current [Dollars]	$ 65	[7],[22]
Administrative Expense, Footnotes [Text Block]
(1)
Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.

(2)
The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

Base Contract Expense (of Average Account Value), Current [Percent]	1.15%	[23]
Base Contract Expense, Footnotes [Text Block]	The current range for the Base Contract Expenses is 0% to 1.15%.
Optional Benefit Expense, Footnotes [Text Block]
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

Other Annual Expense, Current [Dollars]	$ 25	[24]
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the contract including their annual expenses, may be found at the back of this document. See “Appendix: Investment options available under the contract.”

Annual Portfolio Expenses	Minimum	Maximum

Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) *	0.55%	2.85%
Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)**	0.54%	2.57%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
**
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income Benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,792	$18,661	$27,645	$45,816	$4,358	$13,157	$22,069	$44,857

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,792
Surrender Expense, 3 Years, Maximum [Dollars]	18,661
Surrender Expense, 5 Years, Maximum [Dollars]	27,645
Surrender Expense, 10 Years, Maximum [Dollars]	$ 45,816
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income Benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,792	$18,661	$27,645	$45,816	$4,358	$13,157	$22,069	$44,857

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,792
Annuitized Expense, 3 Years, Maximum [Dollars]	18,661
Annuitized Expense, 5 Years, Maximum [Dollars]	27,645
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 45,816
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes all Account value is allocated to the variable investment options. The example does not reflect interim value adjustments. Your costs could differ from those shown below if you invest in Segments of the SIO.

The Example assumes that you invest $100,000 in the variable investment options for the time periods indicated. The Example also assumes that your investment has a 5% return each year
and assumes the most expensive combination of annual Portfolio expenses, as well as the Enhanced Death Benefit and Personal Income Benefit (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,792	$18,661	$27,645	$45,816	$4,358	$13,157	$22,069	$44,857

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,358
No Surrender Expense, 3 Years, Maximum [Dollars]	13,157
No Surrender Expense, 5 Years, Maximum [Dollars]	22,069
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,857
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.

Limiting Positive Returns (Performance Cap Rates)

•
Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•
We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively.
We will not open a Segment

with a Performance Cap Rate below the applicable minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•
The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•	If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in Appendix: “Segment Interim Value”. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•
You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•
The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

•
In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether his product is suitable for you.

Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•
S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000 ® Price Return Index: The Russell 2000 ® Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•
MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum and the enhanced death benefit by an amount greater than the value withdrawn and could terminate the enhanced death benefit.

Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see Risks associated with the Structured Investment Option (SIO)), loss of interest and the possibility of adverse tax consequences.

Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loan amounts will not participate in the investment experience of your investment options. There may be tax consequences associated with taking a loan from your contract.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract. The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1) Expressed as a percentage of your account value.

Living benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1) Expressed as an annual percentage of your PIB account value.

Other benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit cannot be rebalanced.
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants.	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
Death benefits

About Death benefits

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of (i) your account value less any outstanding loan balance and accrued interest as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the minimum death benefit. Amounts withdrawn from any Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation. For more information, see “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in this prospectus. The minimum death benefit is equal to your total contributions adjusted for withdrawals and any withdrawal charges and any taxes that apply, less any outstanding loan balance and accrued interest. There is no additional charge for this benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance and accrued interest) as of the date that your spouse’s contract is issued, and (ii) the “minimum death benefit” as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

Enhanced death benefit

For an additional annual fee you may elect the enhanced death benefit. The current charge for this benefit is 0.15% of account value.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST
®
Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)
your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued interest); and

(b)	the enhanced death benefit (less any outstanding loan balance and accrued interest) as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will decrease on a proportionate basis your enhanced death benefit on the date you take the withdrawal. Appendix: “Death benefit example” in this prospectus provides an example of how the enhanced death benefit is calculated.

Effect of your death on the Structured Investment Option

Once we have received notice of your death and until the death benefit is processed, we will not make any transfers from the Segment Holding Account to a Segment. Amounts in the Segment Holding Account will be defaulted into the EQ/Money Market variable investment option on the next scheduled Segment Maturity Date. If Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

How withdrawals affect the minimum death benefit and the enhanced death benefit

Each withdrawal you make will reduce the amount of your current minimum death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn (including the amount of any withdrawal charge deducted from the contract) and we reduce your current minimum death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 –$16,000). As the example shows, the pro rata reduction of the death benefit can be greater than the dollar amount of the withdrawal
.

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after the applicable RMD age (as described under “Tax Information” later in this prospectus) for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your enhanced death benefit and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing the enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see “Tax information” in this prospectus.

Payment of Death Benefit

Your beneficiary and payment of benefit

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Effect of your death

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

How death benefit payment is made

The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as TSAs and 457(b) plans. We may be required in certain cases to pay benefits faster under existing contracts.

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen, if the option is permitted under federal tax rules in effect after your death.

If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See “Your annuity payout options” under “Accessing your money” in this prospectus. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the “Equitable Access Account,” which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Equitable Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

Beneficiary continuation option

Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

If eligible, your beneficiary can elect to receive payments over your beneficiary’s life expectancy (determined in the calendar year after your death and determined on a term certain basis). This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached the applicable RMD age (as described under “Tax Information” later in this prospectus), if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules. In the case of deceased participants under government employer sponsored plans, these new rules apply to deaths after December 31, 2021.
Under the beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an eligible beneficiary.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

•	Loans will no longer be available.

•	The minimum death benefit and the enhanced death benefit provisions will no longer be in effect.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

•
Depending on the type of contract you own, upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum. The subsequent beneficiary must withdraw any remaining amount within ten years of your death or your beneficiary’s death as applicable. See “Tax information” in this prospectus.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

How the Structured Investment Option affects the Beneficiary continuation option

Under the Beneficiary continuation option, if you have any account value in a Segment or Segment Holding Account:

•
The transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary is subject to the “10-year rule,” amounts may not be invested in Segments with Segment Maturity Dates later than December 31st of the calendar year which contains the tenth anniversary of your death.

•
If there is more than one beneficiary, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature for the first beneficiary, all Segments will continue for each beneficiary.

•
An eligible designated beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option. For more information, please see “Required minimum distributions” under “Tax Information” in this prospectus.

Personal Income Benefit
on a Single life basis
. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

Personal Income Benefit
on a Joint life basis
. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

•	elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

•	elect to continue the certificate under the Personal Income Benefit Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

Your spousal beneficiary may (1) choose the “10-year rule” (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you die before the applicable RMD age (as described under “Tax Information” in this prospectus), your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached the applicable RMD age. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

•	The certificate continues with your name on it for the benefit of your beneficiary.
•	The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

•	The charge for the Personal Income Benefit will continue to apply. Withdrawal charges will no longer apply.

•	Payments will be equal to the greater of the Guaranteed Annual Withdrawal Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see “Effect of your Personal Income Benefit account value falling to zero” under “Personal Income Benefit in “Benefits available under the contract” earlier in this prospectus.

•	If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ‘‘Accessing your money’’ under ‘‘Withdrawing your account value’’), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

•	If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

•	If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.

•	If your beneficiary takes any partial withdrawals from the Personal Income Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

•	If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

•	Upon the death of your spousal beneficiary, the Personal Income Benefit and Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

Living Benefits

Personal Income Benefit

(Only available for contracts issued before November 10, 2023)

This section describes the Personal Income Benefit. The current charge for this benefit is 1.00%. The Personal Income Benefit may not be available in all contracts or in all states. See Appendices “State contract availability and/or variations of certain features and benefits” and “Contract variations” in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your “Guaranteed Annual Withdrawal Amount”) during your lifetime (or your spouse’s lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. This benefit provides a minimum guarantee that may never come into effect. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)	You must be between the ages of 45 and 85.

-AND-

(2)	You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see “Personal Income Benefit charge” in “Charges, expenses, and adjustments.”

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See “Personal Income Benefit variable investment options” in the Appendix: “Investment options available under the contract”.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see “Effect of Personal Income Benefit Early and Excess withdrawals” below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

Determining your Guaranteed Annual Withdrawal Amount

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

•	contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

•	transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

•	any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

•	contributions and transfers to the Personal Income Benefit variable investment options are not permitted;
•	your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

•	your Guaranteed Annual Withdrawal Amount may increase as the result of a Ratchet increase of your Ratchet Base.

The Guaranteed Withdrawal Rate and Guaranteed Transfer Withdrawal Rate

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate (“GWR”) to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate (“GTWR”) to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST
®
Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

•
Ten-Year
Treasuries Formula Rate
. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%.
In our sole discretion, we may declare a GTWR that is greater than 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST
®
Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

•	Your Personal Income Benefit account value is $1,000.

•	Your Ratchet Base is $1,000.

•	Your Guaranteed Annual Withdrawal Amount (“GAWA”) is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1 st
and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15 th
of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 15	$200	3%	$6	$36	$1,200	$1,200
Feb. 15	$200	3%	$6	$42	$1,400	$1,400
Mar. 15	$200	3%	$6	$48	$1,600	$1,600
Apr. 15	$200	4%	$8	$56	$1,800	$1,800
May 15	$200	4%	$8	$64	$2,000	$2,000
Jun. 15	$200	4%	$8	$72	$2,200	$2,200
(*)	The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1 st
and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1 st
of each month beginning on January 1
st
. Also, for the purposes of this example,
assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

Date	Transfer	GTWR	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution or Transfer	GWR or GTWR (**)	New GAWA	Total GAWA	Ratchet Base (*)	Personal Income Benefit account value
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Jan. 15	$200	3%	$6	$39	$1,300	$1,300
Feb. 1	$100	3%	$3	$42	$1,400	$1,400
Feb. 15	$200	3%	$6	$48	$1,600	$1,600
Mar. 1	$100	3%	$3	$51	$1,700	$1,700
Mar. 15	$200	3%	$6	$57	$1,900	$1,900
Apr. 1	$100	3.50%	$3.50	$60.50	$2,000	$2,000
Apr. 15	$200	4%	$8	$68.50	$2,200	$2,200
May 1	$100	3.50%	$3.50	$72	$2,300	$2,300
May 15	$200	4%	$8	$80	$2,500	$2,500
Jun. 1	$100	3.50%	$3.50	$83.50	$2,600	$2,600
Jun. 15	$200	4%	$8	$91.50	$2,800	$2,800
(*)	The Ratchet Base is described in more detail below.
(**)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

Ratchet Base and the Annual Ratchet

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will “ratchet,” or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the “Ratchet increase”). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The
Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See “Accessing your money” in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary – December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the participation date anniversary is $3,000.

Date	Transfer	GTWR (*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value
Dec. 1	$1,000	3%	$30	$30	$1,000	$1,000
Date	Contribution	GWR (*)	New GAWA	Total GAWA	Ratchet Base	Personal Income Benefit account value (**)
Jan. 1	$100	3%	$3	$33	$1,100	$1,100
Feb. 1	$200	3%	$6	$39	$1,300	$1,280
Mar. 1	$100	3%	$3	$42	$1,400	$1,100
Apr. 15	$200	3.5%	$7	$49	$1,600	$1,600
May 1	$100	3.5%	$3.50	$52.50	$1,700	$1,760
Jun. 15	$200	3.5%	$7	$59.50	$1,900	$1,650
Jul. 1	$100	3.5%	$3.50	$63	$2,000	$2,100
Aug. 15	$200	3.5%	$7	$70	$2,200	$2,380
Sep. 1	$100	3.5%	$3.50	$73.50	$2,300	$2,580
Oct. 15	$200	3%	$6	$79.50	$2,500	$2,860
Nov. 1	$100	3%	$3	$82.50	$2,600	$2,960
(*)	The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)
The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$82.50 ÷ $2600 = 3.17%

3.17% x $400 = $12.69

$82.50 + $12.69 = $95.19

Electing to take your Guaranteed Annual Withdrawal Amount

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See “Withdrawing your account value” under “Accessing your money” in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59
1
⁄
2
and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers’ plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and the Company. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant as defined under the Federal Defense of Marriage Act. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59
1
⁄
2
and before age 65, but this will result in a
decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

Payments Begin at Age	Reduction to GAWA
59 1 ⁄ 2	25%
60	25%
61	20%
62	15%
63	10%
64	5%

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

Payments Begin at Age	Increase to GAWA
66	102%
67	104%
68	106%
69	108%
70 and older	110%

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST
®
Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See “Withdrawal charge” in “Charges, expenses, and adjustments” in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under “Lifetime required minimum distribution withdrawals” in “Accessing your money” in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.
If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see “Hardship and unforeseeable emergency withdrawals” in “Accessing your money” in this prospectus.

Transferring your Personal Income Benefit account value

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $2,960; and

•	your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the
Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

Effect of Personal Income Benefit Early and Excess withdrawals

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.
Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See “Payment of death benefit” in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

•	your Non-Personal Income Benefit account value is $1,000;

•	your Personal Income Benefit account value is $5,000;

•	your Ratchet Base is $6,000;

•	your Guaranteed Annual Withdrawal Amount is $200;

•	you are still employed by the plan sponsor; and

•	you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $4,500;

•	your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

•	your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the “10% free withdrawal amount”). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

•	your Non-Personal Income Benefit account value is $5,000;

•	your Personal Income Benefit account value is $15,000;

•	your Ratchet Base is $15,000;

•	your Guaranteed Annual Withdrawal Amount is $450;
•	your 10% free withdrawal amount is $2,000; and

•	you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

•	your Non-Personal Income Benefit account value will be $0;

•	your Personal Income Benefit account value will be $12,225;

•	your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

•	your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by 15.5%).

Effect of your Personal Income Benefit account value falling to zero

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

•	If you were taking withdrawals through the “Maximum payment plan,” we will continue the scheduled withdrawal payments on the same basis.
•	If you were taking withdrawals through the “Customized payment plan” or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

•	Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the “Maximum payment” if automatic payments were not being made.

•	Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

•	The charge for the Personal Income Benefit will no longer apply.

•	If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

Other Important considerations

•	The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see “Loans” in “Accessing your money.”

•
Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in “Charges, expenses, and adjustments” in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year. Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit. See “Effect of Personal Income Benefit Early and Excess withdrawals” above in this section.

•	Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1 ⁄ 2 . See “Tax information” in this prospectus.

•	All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See “How withdrawals are taken from your account value” and “How withdrawals affect your minimum death benefit and the enhanced death benefit” in this prospectus.
•	If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

•	If you surrender your certificate to receive its cash value and your Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

•	Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

•	If you are not eligible to begin receiving your Guaranteed Annual Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

•	If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your “first withdrawal” for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

•	If you elect to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

•	We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.
Other Benefits

Automatic transfer options

Investment simplifier.
 Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the “fixed-dollar option” and the “interest sweep.” You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

Fixed-dollar option.
Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under “Transferring your account value.”

Interest sweep.
Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit’s value is low and fewer units if the unit’s value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.
When your participation in the investment simplifier will end.
Your participation in the investment simplifier will end:

•	Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

•	Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

•	Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the Personal Income Benefit variable investment options), or on the date your certificate terminates.

Rebalancing your account value

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)	in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under “Transferring your account value” above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

Special dollar cost averaging

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See “How you can contribute to your certificate” in “Purchasing the Contract” for details on what contributions are eligible under both governmental employer EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going
payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.
We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by the Company and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

Optional Semester Strategies program

The Company offers access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services. If available under your employer’s plan, you may generally enroll in SWBC’s model portfolio and investment advisory services program (the “Program”) to manage your account value. The investment advisor will have an advisory relationship with contract owners who participate in the Program. The Program will allocate your account value among the variable investment options, guaranteed interest option and Segments in the Structured Investment Option based on your set time horizon, risk tolerance and investment return objectives derived by SWBC from information you provide to SWBC. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract”. To see if the Program is available in your state and your Employer’s Plan, please contact your financial professional and/or see Appendix “State contract availability and/or variations of certain features and benefits” in this prospectus. SWBC’s Form ADV is provided at enrollment and is also available upon request and on SWBC’s website.

SWBC will assign you to a specific Program model portfolio (“Model Portfolio”) based on two main criteria: time horizon and risk tolerance. First, they will determine the age you plan to retire (the “Planned Retirement Age”), which cannot be later than the maturity date under the contract and the Model Portfolio strategy you select. SWBC’s Programs generally offers Model Portfolios with five different time horizons, which are named accordingly:

•	16+ years to retirement

•	11-15 years to retirement

•	6-10 years to retirement

•	1-5 years to retirement

•	Post-retirement

You can generally change your Planned Retirement Age at any time by providing the new retirement age to SWBC.

Next, SWBC will consider your “risk tolerance”. Together, you will determine if you want more or less exposure to equities.
The Program currently offers the above Model Portfolios using two different strategies. Based on your risk tolerance, you can choose:

•
Semester Strategies
has more exposure to equities. Semester Strategies allocates approximately 20% of your assets into multiple 1-year Standard Segments and the remaining assets into fixed income and equity variable investment options (shifting from more equities to more fixed income as you glide between models as you approach retirement).

•
Semester Strategies Plus
has less exposure to equities. Semester Strategies Plus initially allocates a higher percentage of your assets into multiple 1-year Standard Segments than Semester Strategies (gradually increasing the allocation to 1-year Standard Segments) and the remaining assets into fixed income and equity variable investment options (shifting from more equities, but less than Semester Strategies, to more fixed income as you glide between models as you approach retirement).

You can generally change from Semester Strategies to Semester Strategies Plus at any time. You cannot, however, move from Semester Strategies Plus to Semester Strategies.

The Model Portfolios may have limited investment options which may be more conservative than other investment options which may limit the upside potential for your contract. There is a risk of loss in all the Model Portfolios.

When you enroll in the Program, your allocation instructions for future contributions will be changed to the Model Portfolio you are assigned to by SWBC as of the date we process your enrollment request. In addition, your entire account value will be rebalanced or reallocated periodically according to the Model Portfolio’s allocations. Amounts in variable investment options, including the Segment Type Holding Accounts, and guaranteed interest options will be rebalanced according to the Model Portfolio’s allocations monthly, generally on the first Friday of every month (each a “Semester Strategies Rebalance Date”) and amounts in a Segment will be reallocated according to the Model Portfolio’s allocations when that Segment matures (each a “Semester Strategies Reallocation Date”). Amounts rebalanced or reallocated into new Segments will be placed in the applicable Segment Type Holding Accounts. Because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts, your actual allocations may vary from the Model Portfolio’s allocations at certain points in time if you have account value in Segments. If an investment option in a Model Portfolio terminates, liquidates, merges, or closes to new investors, SWBC will determine what course of action to take and will update the Model Portfolio’s allocations as necessary.

On an annual basis, the Program will determine if you will transition or “glide” from one Model Portfolio to the next Model Portfolio based on your birthdate and the number of years remaining until your Planned Retirement Age currently on file. If a glide is scheduled to occur, your allocation instructions for future contributions will be changed to the new Model Portfolio allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according that new Model Portfolio’s allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates. You will receive notice of an upcoming glide. The automatic glide feature is part of the Program and cannot be modified. If you do not want to glide from the current Model Portfolio to the next Model Portfolio, you will have to change your Planned Retirement Age prior to your birthdate. Once you reach your Planned Retirement Age, you will glide to the post-retirement Model Portfolio for purposes of the Program and thereafter you will no longer glide to a different Model Portfolio as you continue to age.

SWBC will generally review the Model Portfolios on an annual basis and may review them more frequently based on market conditions. You will receive notice of any changes in the Model Portfolio allocations SWBC may also terminate a Model Portfolio and assign you to a new Model Portfolio. You may decide to opt out of the changes by terminating your participation in the Program and becoming self-directed prior to your account value being rebalanced and reallocated as applicable according to the new Model Portfolio allocations. If you do not opt out, on the date of the proposed change your allocation instructions for future contributions will be changed to the Model Portfolio’s new allocations. Your account value will be rebalanced and reallocated as applicable into the investment options according to that Model Portfolio’s new allocations on the next Semester Strategies Rebalance Date and applicable Semester Strategies Reallocation Dates.

To participate in the Program, you are required to use the Maximum investment options choice method. If you elected the Maximum transfer flexibility method before enrolling in the Program, you will be switched to the Maximum investment options choice method when you enroll in the Program. In addition, when you enroll in the Program, any current automated transfer programs, including dollar cost averaging, special dollar cost averaging and asset rebalancing, will be unavailable and/or terminate and you will not be able to establish any new program(s) while you participate. In addition, if you invested in the Structured Investment Option and specified a Performance Cap Threshold and/or provided Segment maturity instructions, those elections will be changed when you enroll in the Program. For more information about the Structured Investment Option, please see “Structured Investment Option” in “Purchasing the Contract” in this prospectus.

When you enroll in the Program, we will pay SWBC’s advisory services fee on your behalf.

You may terminate the Program and become self-directed at any time by completing the necessary termination form or by contacting your financial professional. You can also terminate your participation in the Program by logging into your account at www.equitable.com or contacting one of our customer service representatives at (800)
628-6673.
If you
request to change your future allocation instructions or make a transfer from one investment option to another, your participation in the Program will terminate and you will become self-directed. Once terminated, we reserve the right to not permit you to re-enroll
in the Program. If the Program terminates you will remain in your existing investment options until you provide us with new instructions. If the Program terminates for any reason, you will be self-directed and, therefore, you will no longer receive model portfolio or investment advisory services from SWBC. We can also terminate the Program at any time and for any reason. If we terminate the Program you will become self-directed. We do not provide investment advice. Please note that if you were switched from the Maximum transfer flexibility method to the Maximum investment options choice method when you enrolled in the Program you will not be automatically switched back to the Maximum transfer flexibility method if your participation in the Program terminates. Likewise, if any automated programs, a Performance Cap Threshold or Segment maturity instructions were terminated when you enrolled in the Program, those automated programs, Performance Cap Thresholds or special maturity instructions will not automatically resume; you will need to provide us with new instructions regarding which automated programs that you wish to re-enroll
in, any Performance Cap Threshold you wish to set and any new Segment maturity instructions you want to use.

Please note:

•	Your Planned Retirement Age cannot be later than the maturity date under your certificate.

•	If you are currently invested in the Personal Income Benefit, you are not eligible to participate in the Program at this time.

•	If you have current investments in the Structured Investment Option, you may not be eligible to participate in the Program if your current Structured Investment Option allocations are higher than the Model Portfolio allocations to the Structured Investment Option would be based on the information you provided SWBC.

•	You cannot move from Semester Strategies Plus to Semester Strategies.

•	If you change your future allocations or transfer account value from one investment option to another, your participation in the Program will terminate and you will become self-directed.

•	When you enroll in the Program, you will not be able to establish a new automated rebalancing program and any current automated rebalancing program will terminate.

•	The Program will rebalance and reallocate your account value generally according to the Model Portfolio allocations; however, because of the difference in timing between Semester Strategies Rebalance Dates, Semester Strategies Reallocation Dates and amounts directed into Segments first being placed in Segment Type Holding Accounts,

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit
Enhanced death benefit	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.	Optional	0.15% (1)	0.15% (1)	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
(1) Expressed as a percentage of your account value.

Living benefits

This living benefit is available the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Personal Income Benefit (PIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	1.00% (1)	1.00% (1)
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

(1) Expressed as an annual percentage of your PIB account value.

Other benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit cannot be rebalanced.
Special Dollar Cost Averaging and Investment Simplifier	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
Semester Strategies program	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.	Optional	No Charge		• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Participant Loans	Loans may be available to plan participants.	Optional	Initial $25 and $6.25 quarterly; interest determined by plan		• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
(1)	Option I allows you to rebalance your account value among the variable investment options.
(2)	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.

Optional Benefit Expense, Footnotes [Text Block]
(4)
Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(5)
$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Investment options available under the contract

(a) Variable investment options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146659. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91%	^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%^	0.98%	0.07%	1.42%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.72%	15.06%	9.80%	8.94%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	17.18%	11.06%	8.94%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	12.96%	7.37%	7.57%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%	7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%	17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%^	15.98%	12.16%	12.91%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	2.38%^	3.97%	6.98%	1.55%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%	15.23%	8.15%	9.21%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	-11.37%	-4.85%	-2.03%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146659. You can request this information at no cost by calling
	(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90%	^	9.76%	6.75%	6.94%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91%	^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/2000 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.84%		10.65%	6.24%	6.81%
Equity	EQ/400 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.85%	^	12.88%	9.09%	8.50%
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.79%		23.92%	13.15%	11.78%
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG ; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	10.36%	—	—
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.10%	13.16%	11.84%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.06%	^	11.03%	7.13%	7.24%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.92%	4.86%	4.93%
Equity	EQ/International Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.87%		2.66%	3.77%	4.24%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%	^	20.79%	12.75%	11.47%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.67%	-0.25%	0.71%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.22%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	10.62%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%^	0.98%	0.07%	1.42%
Equity	Fidelity ® VIP Equity-Income Portfolio SM — Fidelity Management and Research Company (FMR)	0.72%	15.06%	9.80%	8.94%
Fixed Income	Fidelity ® VIP Investment Grade Bond Portfolio — Fidelity Management and Research Company (FMR)	0.63%	1.50%	0.20%	1.68%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	17.18%	11.06%	8.94%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	12.96%	7.37%	7.57%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%	7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%	16.79%	8.83%	7.68%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%	17.85%	10.60%	7.82%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	6.19%	3.51%	4.13%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	0.99%^	19.22%	11.12%	10.81%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%^	15.98%	12.16%	12.91%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	2.38%^	3.97%	6.98%	1.55%
Equity	Principal VC Equity Income Account — Principal Global Investors, LLC (“PGI”)	0.73%	15.23%	8.15%	9.21%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	-11.37%	-4.85%	-2.03%
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.30%	-3.09%	7.28%	0.57%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Benefits Available for Portfolio Companies [Table Text Block]
Investment Options: The following are Investment Options A and B, as referred to in the “Selecting your investment method” section in “Purchasing the Contract” in the prospectus.

Investments Options A
Guaranteed Interest Option
1290 VT Equity Income	EQ/Large Cap Core Managed Volatility
1290 VT GAMCO Small Company Value	EQ/Large Cap Growth Index
1290 VT Small Cap Value	EQ/Large Cap Growth Managed Volatility
1290 VT SmartBeta Equity ESG	EQ/Large Cap Value Index
1290 VT Socially Responsible	EQ/Large Cap Value Managed Volatility
EQ/2000 Managed Volatility	EQ/Lazard Emerging Markets Equity
EQ/400 Managed Volatility	EQ/Loomis Sayles Growth
EQ/500 Managed Volatility	EQ/MFS International Growth
EQ/AB Dynamic Moderate Growth	EQ/MFS International Intrinsic Value
EQ/AB Small Cap Growth	EQ/MFS Mid Cap Focused Growth
EQ/AB Sustainable U.S. Thematic	EQ/MFS Technology
EQ/Aggressive Growth Strategy	EQ/MFS Utilities Series
EQ/All Asset Growth Allocation	EQ/Mid Cap Index
EQ/American Century Mid Cap Value	EQ/Mid Cap Value Managed Volatility
EQ/Balanced Strategy	EQ/Moderate Growth Strategy
EQ/ClearBridge Select Equity Managed Volatility	EQ/Morgan Stanley Small Cap Growth
EQ/Common Stock Index	EQ/Small Company Index
EQ/Conservative Growth Strategy	EQ/T. Rowe Price Growth Stock
EQ/Conservative Strategy	EQ/Value Equity
EQ/Emerging Markets Equity PLUS	EQ/Wellington Energy
EQ/Equity 500 Index	Equitable Conservative Growth MF/ETF
EQ/Fidelity Institutional AM ® Large Cap	Equitable Growth MF/ETF
EQ/Franklin Small Cap Value Managed Volatility	Equitable Moderate Growth MF/ETF
EQ/Global Equity Managed Volatility	Fidelity ® VIP Equity-Income Portfolio SM
EQ/Goldman Sachs Mid Cap Value	Fidelity ® VIP Mid Cap Portfolio
EQ/International Core Managed Volatility	Invesco V.I. Diversified Dividend Fund
EQ/International Equity Index	Invesco V.I. Main Street Mid Cap Fund ®
EQ/International Managed Volatility	Invesco V.I. Small Cap Equity Fund
EQ/International Value Managed Volatility	MFS ® Investors Trust Series
EQ/Invesco Comstock	MFS ® Massachusetts Investors Growth Stock Portfolio
EQ/Invesco Global	Multimanager Aggressive Equity
EQ/Invesco Global Real Assets	Multimanager Technology
EQ/Janus Enterprise	PIMCO VIT CommodityRealReturn Strategy
EQ/JPMorgan Value Opportunities	VanEck VIP Global Resources Fund

Investments Options B
1290 VT Convertible Securities	EQ/PIMCO Ultra Short Bond
1290 VT DoubleLine Opportunistic Bond	EQ/Quality Bond PLUS
1290 VT High Yield Bond	Fidelity ® VIP Investment Grade Bond Portfolio
American Funds Insurance Series ® The Bond Fund of America	Invesco V.I. High Yield Fund
EQ/Core Bond Index	Macquarie VIP High Income Series
EQ/Intermediate Government Bond	Multimanager Core Bond
EQ/Money Market	Templeton Global Bond VIP Fund
EQ/PIMCO Global Real Return

Personal Income
Benefit variable investment options are limited to those listed below.

(The Personal Income Benefit is only available for contracts issued before November 10, 2023)

For allocations to your Personal Income Benefit account value	For allocations to your Non-Personal Income Benefit account value
Personal Income Benefit EQ/Balanced Strategy	EQ/Balanced Strategy
Personal Income Benefit EQ/Conservative Growth Strategy	EQ/Conservative Growth Strategy
Personal Income Benefit EQ/Conservative Strategy	EQ/Conservative Strategy
Personal Income Benefit EQ/Moderate Growth Strategy	EQ/Moderate Growth Strategy
Personal Income Benefit EQ/AB Dynamic Moderate Growth	EQ/AB Dynamic Moderate Growth

C000247536 [Member] | Risk of Loss [Member]
Prospectus:
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose. The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer.
You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest.
We do not guarantee that the contract will always offer Segments that limit Index losses, which would mean risk of loss of the entire amount invested in the SIO. The cumulative loss over the life of the contract could be much greater.

For additional information about the risk of loss see “Principal risks of investing in the contract” later in the prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000247536 [Member] | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals from a Segment of the SIO prior to maturity may result in an interim value adjustment. Amounts removed from a Segment prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment by significantly more than the amount withdrawn. Contract value in a Segment will be reallocated at Segment Maturity according to your instructions. If you have not provided us with maturity instructions, the Segment Maturity Value will be transferred to the Segment Holding Account. Your Segment Maturity Value would then be transferred from that Segment Holding Account into the next Segment on the Segment Start Date. If the next Segment to be created would not meet the Segment Maturity Date Requirement or the Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option. Alternatively, if you designate a Performance Cap Threshold that is not met on the next Segment Start Date or if the Segment Type has been suspended, your Segment Maturity Value will remain in the Segment Holding Account. If you are impacted by these delays, you may transfer your Segment Maturity Value out of the Segment Holding Account into any other investment options available under your EQUI-VEST
®
contract at any time before the next month’s Segment Start Date.

For additional information about the investment profile of the contract see “Fee table” in the prospectus.

C000247536 [Member] | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Portfolios) or Segment of the SIO. Each investment option, including the guaranteed interest option and Segments of the SIO, has its own unique risks. You should review the investment options before making an investment decision. For investments in a Segment of the SIO, the Performance Cap Rate will limit positive Index performance (e.g., limited upside). For example, if the Index Performance Rate is 10% and the Performance Cap Rate is 7%, we will credit 7% on the Segment Maturity Date assuming there are no fees or charges assessed.
This may result
in you earning less than the Index Return.
The Segment Buffer will limit negative returns (e.g., limited protection in the case of market decline). The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index Performance Rate is -25% and the Segment Buffer is -10%, we will credit -15% on the Segment Maturity Date assuming there are no fees or charges assessed. Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and will cause the Index to underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Risks associated with the variable investment options” and “Risks associated with the Structured Investment Option” in “Principal Risks of investing in the contract.” See also Appendix: “Investment options available under the contract” in the prospectus.

C000247536 [Member] | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations including the guaranteed interest option, SIO, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than us has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the SIO. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000247536 [Member] | Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

C000247536 [Member] | Risk associated with taking an early withdrawal [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking an early withdrawal

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Withdrawals could significantly reduce the minimum and the enhanced death benefit by an amount greater than the value withdrawn and could terminate the enhanced death benefit.

Withdrawals may be subject to Withdrawal Charges, negative Segment Interim Value adjustments (see Risks associated with the Structured Investment Option (SIO)), loss of interest and the possibility of adverse tax consequences.

C000247536 [Member] | Possible Fees On Access To Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

C000247536 [Member] | Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether a 403(b) TSA annuity contract, a 403(b)(7) custodial account or an EDC plan. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000247536 [Member] | Risks Associated With Taking A Loan [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with taking a loan

Loans will decrease your account value and death benefit, and loan amounts will not participate in the investment experience of your investment options. There may be tax consequences associated with taking a loan from your contract.

C000247536 [Member] | Risks Associated With The Structured Investment Option (SIO) [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with the Structured Investment Option (SIO)

An investor is not invested in the Index or in the securities tracked by the Index. There are unique risks regarding the SIO.

Limiting Negative Returns (Segment Risk of Loss)

•
There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer for any Segment at maturity. Currently, the only levels of protection are the -10% or the -20% Segment Buffers at maturity. You could lose as much as 80% (for Segments with a -20% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date.

Limiting Positive Returns (Performance Cap Rates)

•
Your Segment Rate of Return for a Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the Index.

•
We declare a Performance Cap Rate for each Segment, which is the highest Segment Rate of Return that can be credited on the Segment Maturity Date for that Segment. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 1, 3, and 5-year Segments are 4%, 12%, and 20%, respectively.
We will not open a Segment

with a Performance Cap Rate below the applicable minimum
Performance Cap Rate.
In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•
The Performance Cap Rate is determined on the Segment Start Date. You will not know the rate in advance. Prior to the Segment Start Date, you may elect a Performance Cap Threshold. The threshold represents the minimum Performance Cap Rate you find acceptable for a particular Segment. If we declare a cap that is lower than the threshold you specify, you will not be invested in that Segment and your account value will remain in that Segment Holding Account until the next available Segment for which your threshold is met or you provide us with alternative instructions. You risk having amounts remain in Segment Holding Accounts for lengthy periods of time rather than being invested in Segments. If you do not specify a threshold, you risk the possibility that the Performance Cap Rate established will have a lower cap than you would find acceptable. We will not open a Segment if the Performance Cap Rate for 1, 3, and 5-year Segments would be less than 4%, 12%, and 20%, respectively. The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date.

C000247536 [Member] | Risks Related To Withdrawals (Segment Interim Value) [Member]
Prospectus:
Principal Risk [Text Block]
Risks Related to Withdrawals (Segment Interim Value)

•
There is a risk of loss of principal and previously credited interest in the case of a withdrawal (including an automatic or systematic withdrawal or a required minimum distribution), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

•
The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until maturity.
Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios.
This loss will be greater if you also have to pay a withdrawal charge, or if you have to pay taxes or tax penalties.

•	If you take a withdrawal, including required minimum distributions, and there is insufficient value in the other investment options available under your EQUI-VEST
®
contract and the Segment Holding Account, we will withdraw amounts pro rata from any active Segments in your EQUI-VEST
®
contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value.

•	Amounts paid on death or surrender before the Segment Maturity Date, will be based on the Segment Interim Value.

•
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of a basket of put and call options on the Index as described in Appendix: “Segment Interim Value”. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, for all contracts using a Performance Cap Rate limiting factor, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

•
You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your EQUI-VEST® contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

Risks Related to Segments, Segment Returns, and Segment Type Holding Accounts

•	We may, in our sole discretion, not offer certain Segments on one or more Segment Start Dates.

•	We may not offer new Segments. Therefore, a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of the Index is discontinued or at our sole discretion we determine that our use of the Index should be discontinued or if the calculation of the Index is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index.

•	The amounts held in the Segment Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another investment option.

•
The level of risk you bear and your potential investment performance will differ depending on the Segments you choose. All of the reference Indices are price return indices, meaning that dividends are excluding from the performance of the Index. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indices are subject to a variety of investment risks, many of which are complicated and interrelated. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indices may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the contract. The historical performance of an Index or a Segment of the SIO does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Duration.

•
In the highly unlikely event we were forced to stop offering new Segments, contract owners would be limited to transferring or contributing to the other investment options. You could choose to surrender your contract, but you may be subject to withdrawal charges, taxes, and tax penalties, and if you purchase another retirement vehicle, it may have different features, fees, and risks than your annuity contract. If you are buying the annuity contract for the Structured Investment Option, you should speak to your financial adviser as to whether his product is suitable for you.

Risks Related to Indices

While it is not possible to invest directly in an Index, if you choose to allocate amounts to a Segment of the SIO, you are indirectly exposed to the investment risks associated with the applicable Index. Because each Index is comprised or defined by a collection of securities, each Index is largely exposed to market risk and issuer risk.

Market risk is the risk that market fluctuations may cause the value of a security to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally.

•
S&P Price Return Index: The S&P 500 Price Return Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

•	Russell 2000 ® Price Return Index: The Russell 2000 ® Price Return Index is comprised of equity securities of small-capitalization U.S. companies. In general, the securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. Small-capitalization companies are more likely to fail than larger companies.

•
MSCI EAFE Price Return Index: The MSCI EAFE Price Return Index is an equity index that captures large and mid-cap representation across developed markets around the world. The securities comprising the MSCI EAFE Price Return Index are subject to the risks related to investments in foreign markets (e.g. increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). In general, foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets.

C000247536 [Member] | Contract Changes Risk [Member]
Prospectus:
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.

C000247536 [Member] | Availability by financial intermediary [Member]
Prospectus:
Principal Risk [Text Block]
Availability by financial intermediary

Some financial intermediaries (e.g., selling broker-dealer firms) may not offer and/or may limit the offering of certain features, optional benefits, and investment options, as well as limit the availability of the contracts, all based on issue age or other criteria established by the selling broker-dealer. For example, a firm may choose not to recommend certain investment options that are described in this Prospectus. Before you purchase the contract, you should ask your financial professional for details about the specific features, optional benefits, and investment options available through their firm, as well as those that are not. If a particular feature that interests you is not recommended through your broker-dealer, you may want to contact us to explore its availability.

C000247536 [Member] | Business disruption cybersecurity and artificial intelligence AI technologies risks [Member]
Prospectus:
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract. The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000247536 [Member] | One Thousand Two Hundred And Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	6.94%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT Double line Opportunistic Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	(0.30%)
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[10]
Average Annual Total Returns, 1 Year [Percent]	9.67%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	7.34%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	11.59%
Average Annual Total Returns, 5 Years [Percent]	10.58%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.02%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	3.72%
Average Annual Total Returns, 10 Years [Percent]	4.33%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.75%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	9.53%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.44%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	9.42%
C000247536 [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	12.09%
C000247536 [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/2000 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	6.24%
Average Annual Total Returns, 10 Years [Percent]	6.81%
C000247536 [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/400 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000247536 [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/500 Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	23.92%
Average Annual Total Returns, 5 Years [Percent]	13.15%
Average Annual Total Returns, 10 Years [Percent]	11.78%
C000247536 [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[25]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	4.56%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000247536 [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	13.93%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	8.81%
C000247536 [Member] | EQ AB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Aggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation†	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.95%
C000247536 [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247536 [Member] | EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.22%
Average Annual Total Returns, 10 Years [Percent]	6.15%
C000247536 [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.37%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.16%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	5.01%
C000247536 [Member] | EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.07%	[10]
Average Annual Total Returns, 1 Year [Percent]	22.43%
Average Annual Total Returns, 5 Years [Percent]	13.63%
Average Annual Total Returns, 10 Years [Percent]	11.12%
C000247536 [Member] | EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[10]
Average Annual Total Returns, 1 Year [Percent]	23.10%
Average Annual Total Returns, 5 Years [Percent]	13.16%
Average Annual Total Returns, 10 Years [Percent]	11.84%
C000247536 [Member] | EQ Conservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.71%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000247536 [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.66%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	4.11%
C000247536 [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	4.80%
Average Annual Total Returns, 5 Years [Percent]	1.82%
Average Annual Total Returns, 10 Years [Percent]	2.33%
C000247536 [Member] | EQ Conservative Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.02%
Average Annual Total Returns, 5 Years [Percent]	3.55%
Average Annual Total Returns, 10 Years [Percent]	3.96%
C000247536 [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.41%
Average Annual Total Returns, 5 Years [Percent]	0.29%
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000247536 [Member] | EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.72%)
Average Annual Total Returns, 5 Years [Percent]	0.40%
Average Annual Total Returns, 10 Years [Percent]	1.28%
C000247536 [Member] | EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.01%
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	2.60%
C000247536 [Member] | EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.32%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.44%
C000247536 [Member] | EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM ® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[10]
Average Annual Total Returns, 1 Year [Percent]	24.51%
Average Annual Total Returns, 5 Years [Percent]	15.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.06%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.03%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.24%
C000247536 [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000247536 [Member] | EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.62%	[10]
Average Annual Total Returns, 1 Year [Percent]	2.47%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	0.65%
C000247536 [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.22%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.55%
C000247536 [Member] | EQ International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.92%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	4.93%
C000247536 [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.66%
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	4.24%
C000247536 [Member] | EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	3.94%
C000247536 [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
C000247536 [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	9.35%
C000247536 [Member] | EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.16%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	9.14%
C000247536 [Member] | EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.78%
Average Annual Total Returns, 5 Years [Percent]	13.30%
Average Annual Total Returns, 10 Years [Percent]	13.62%
C000247536 [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	10.23%
C000247536 [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.62%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	11.71%
C000247536 [Member] | EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	32.34%
Average Annual Total Returns, 5 Years [Percent]	18.10%
Average Annual Total Returns, 10 Years [Percent]	15.91%
C000247536 [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	14.26%
C000247536 [Member] | EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.48%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	7.75%
C000247536 [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	8.01%
C000247536 [Member] | EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.33%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	33.74%
Average Annual Total Returns, 5 Years [Percent]	16.06%
Average Annual Total Returns, 10 Years [Percent]	15.71%
C000247536 [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000247536 [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.48%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	36.09%
Average Annual Total Returns, 5 Years [Percent]	17.42%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[10]
Average Annual Total Returns, 1 Year [Percent]	11.24%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%	[10]
Average Annual Total Returns, 1 Year [Percent]	13.21%
Average Annual Total Returns, 5 Years [Percent]	9.62%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000247536 [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[11]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	7.29%
C000247536 [Member] | EQ Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	7.92%
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	4.66%
C000247536 [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	5.96%
Average Annual Total Returns, 10 Years [Percent]	5.91%
C000247536 [Member] | EQ Moderate Plus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[11]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.75%
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	6.36%
C000247536 [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[12]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	4.65%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	1.36%
C000247536 [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	20.79%
Average Annual Total Returns, 5 Years [Percent]	12.75%
Average Annual Total Returns, 10 Years [Percent]	11.47%
C000247536 [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.57%	[10]
Average Annual Total Returns, 1 Year [Percent]	(0.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000247536 [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.81%	[10]
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	1.85%
C000247536 [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	0.71%
C000247536 [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	7.65%
C000247536 [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.66%
C000247536 [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[10]
Average Annual Total Returns, 1 Year [Percent]	6.72%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Average Annual Total Returns, 5 Years [Percent]	5.15%
Average Annual Total Returns, 10 Years [Percent]	5.25%
C000247536 [Member] | Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.22%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	30.87%
Average Annual Total Returns, 5 Years [Percent]	15.48%
Average Annual Total Returns, 10 Years [Percent]	14.38%
C000247536 [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.93%	[10]
Average Annual Total Returns, 1 Year [Percent]	1.94%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	1.03%
C000247536 [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.23%	[10]
Average Annual Total Returns, 1 Year [Percent]	26.13%
Average Annual Total Returns, 5 Years [Percent]	16.97%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000247536 [Member] | Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	4.77%
Average Annual Total Returns, 5 Years [Percent]	3.00%
Average Annual Total Returns, 10 Years [Percent]	3.95%
C000247536 [Member] | Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	5.40%
Average Annual Total Returns, 10 Years [Percent]	5.88%
C000247536 [Member] | Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	7.13%
Average Annual Total Returns, 10 Years [Percent]	7.16%
C000247536 [Member] | Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	8.06%
Average Annual Total Returns, 10 Years [Percent]	7.93%
C000247536 [Member] | Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[10]
Average Annual Total Returns, 1 Year [Percent]	14.31%
Average Annual Total Returns, 5 Years [Percent]	8.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000247536 [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series ® The Bond Fund of America ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[10]
Average Annual Total Returns, 1 Year [Percent]	0.98%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	1.42%
C000247536 [Member] | Fidelity VIP Equity Income Portfolio SM [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity ® VIP Equity-Income Portfolio SM
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	15.06%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000247536 [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity ® VIP Investment Grade Bond Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000247536 [Member] | Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	8.94%
C000247536 [Member] | Invesco V I Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	7.57%
C000247536 [Member] | Invesco VI High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	3.55%
C000247536 [Member] | Invesco VI Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund ®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	8.83%
Average Annual Total Returns, 10 Years [Percent]	7.68%
C000247536 [Member] | Invesco VI Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	17.85%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.82%
C000247536 [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	3.51%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000247536 [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%	[10]
Average Annual Total Returns, 1 Year [Percent]	19.22%
Average Annual Total Returns, 5 Years [Percent]	11.12%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000247536 [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS ® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%	[10]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	12.91%
C000247536 [Member] | PIMCO CommodityRealReturn Strategy Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.38%	[10]
Average Annual Total Returns, 1 Year [Percent]	3.97%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	1.55%
C000247536 [Member] | Principal VC Equity Income Account [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal VC Equity Income Account
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC (“PGI”)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	15.23%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	9.21%
C000247536 [Member] | Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc
Current Expenses [Percent]	0.75%	[10]
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	(4.85%)
Average Annual Total Returns, 10 Years [Percent]	(2.03%)
C000247536 [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	(3.09%)
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	0.57%
C000247536 [Member] | Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Annual Portfolio Expenses Prior To Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.55%	[26]
Portfolio Company Expenses Maximum [Percent]	2.85%	[26]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
C000247536 [Member] | Annual Portfolio Expenses After Expense Limitation Arrangement [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.54%	[27]
Portfolio Company Expenses Maximum [Percent]	2.57%	[27]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
C000247536 [Member] | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death benefit
C000247536 [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Percent]	0.00%
C000247536 [Member] | Enhanced Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[13]
Name of Benefit [Text Block]	Enhanced death benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit that is at least equal to your highest adjusted account value on specified anniversaries.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%	[13]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[13]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Restricted to owners under age 76 • You may not cancel once you elect this benefit • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Enhanced death benefit
C000247536 [Member] | Personal Income Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[15]
Name of Benefit [Text Block]	Personal Income Benefit (PIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%	[15]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[15]
Brief Restrictions / Limitations [Text Block]
•  Restricted to owners of certain ages

•  May not be available in all contracts or in all states.

•  Excess withdrawals could significantly reduce or terminate benefit

•  Subject to restrictions on investment options

Name of Benefit [Text Block]	Personal Income Benefit (PIB)
C000247536 [Member] | Rebalancing Option I and Option II [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[16],[17]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Special Dollar Cost Averaging • Account value in the Personal Income Benefit cannot be rebalanced.
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II (2)	[16],[17]
C000247536 [Member] | Special Dollar Cost Averaging And Investment Simplifier [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Special Dollar Cost Averaging and Investment Simplifier
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Special Dollar Cost Averaging and Investment Simplifier
C000247536 [Member] | Semester Strategies Program [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Semester Strategies program
Purpose of Benefit [Text Block]	We offer access to account services through SWBC Investment Advisory Services LLC (“SWBC”), an unaffiliated third party. SWBC is an independent registered investment advisory firm that assists retirement plan participants with investment advisory services, including model portfolio services.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• To participate in the Program, you are required to use the Maximum investment options choice method • Not available with Special Dollar Cost Averaging or Rebalancing
Name of Benefit [Text Block]	Semester Strategies program
C000247536 [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	25.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	6.25%
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to plan participants.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	25.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	6.25%
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans
C000247536 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | One Thousand Two Hundred And Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ 2000 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ 400 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ 500 Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ AB Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ AB Sustainable US Thematic [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Equity 500 Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Franklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Global Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ International Equity Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ International Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ International Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Invesco Global [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Large Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Large Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ MFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ MFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ MFS Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ MFS Utilities Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Mid Cap Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Mid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Morgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Small Company Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Value Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Multimanager Technology [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Fidelity VIP Equity Income Portfolio SM [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Invesco V I Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Invesco VI Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | Invesco VI Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | PIMCO VIT CommodityRealReturn Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options A [Member] | EQ T Rowe Price Growth Stock [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT Double line Opportunistic Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | One Thousand Two Hundred And Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ Money Market [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | EQ Quality Bond PLUS [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | Fidelity VIP Investment Grade Bond Portfolio [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | Invesco VI High Yield Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Investments Options B [Member] | Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Plan Loan Charge [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	$25 maximum per loan when a loan is made, plus an additional $6.25 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.
C000247536 [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[6]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
C000247536 [Member] | Personal Income Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[28]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%	[28]
C000247536 [Member] | Personal Income Benefit Charge [Member] | Balanced Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Personal Income Benefit Charge [Member] | Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Personal Income Benefit Charge [Member] | Conservative Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Personal Income Benefit Charge [Member] | Moderate Growth Strategy [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Personal Income Benefit Charge [Member] | Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Available with Benefit [Flag]	true
C000247536 [Member] | Enhanced Death Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[28]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%	[28]
C000247536 [Member] | Third Party Transfer or Exchange Fee [Member]
Prospectus:
Exchange Fee, Footnotes [Text Block]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.
[3]	Depending on the benefit elected, the charge may be expressed as an annual percentage of your account value (in case of the Enhanced death benefit), or as an annual percentage of the Personal Income Benefit account value (in case of the Personal Income Benefit).
[4]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments ” in the prospectus. See Appendix: “State contract availability and/or variations of certain features and benefits” in the prospectus for more information.
[5]	This charge will never exceed 2% of the amount disbursed or transferred. We may discontinue these services at any time.
[6]	Unless you specify otherwise, this charge will be deducted from the amount you request. Special service charges include (1) express mail charge; and (2) wire transfer charge. The current maximum charge for each service is $90. We may discontinue these services at any time.
[7]	Depending on your Employer’s plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer’s designee. Please refer to your certificate for more information.
[8]	The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. The annual administrative charge is deducted from your account value on each participation date anniversary. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.
[9]	The current range for the Base Contract Expenses is 0.25% to 1.20%.
[10]	This Portfolio’s annual expenses reflect temporary fee reductions.
[11]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[12]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[13]	Expressed as a percentage of your account value.
[14]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.
[15]	Expressed as an annual percentage of your PIB account value.
[16]	Option I allows you to rebalance your account value among the variable investment options.
[17]	Option II allows you to rebalance your account value among the variable investment options and the guaranteed interest option.
[18]	In no event will the net loan interest charge exceed 2.00%. We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See “Loans” under “Accessing your money” in the prospectus for more information on how the loan interest is calculated and for restrictions that may apply.
[19]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges, please see “Withdrawal charges” in “Charges, expenses, and adjustments” in the prospectus. See Appendix: “State contract availability and/or variations to certain features and benefits” in the prospectus for more information.
[20]	$25 maximum per loan when a loan is made, plus an additional $6.25 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.
[21]	The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die, transfer or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.
[22]	The Annual administrative charge is the lesser of a current charge of $30 (maximum $65) or 2% of your account value plus any prior withdrawals during the participation year. If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.
[23]	The current range for the Base Contract Expenses is 0% to 1.15%.
[24]	$6.25 per quarter for the administration of the outstanding loan amount. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
[25]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[26]	Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024.
[27]	Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. The expenses listed are for the year ended December 31, 2024. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2026 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2026. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[28]	Deducted annually on each participation date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the participation date anniversary, we will deduct a pro rata portion of the charge for that year.